                          SOGEN OVERSEAS VARIABLE FUND
                           -------------------------



                      [LOGO OF WIRE GLOBE APPEARS HERE]




                           -------------------------
                               Semi-Annual Report
                                 June 30, 1997

                          SoGen Overseas Variable Fund

                             THE PRESIDENT'S LETTER

Dear Shareholder:

  From commencement of operations through June 30, 1997, the value of an investment in your Fund increased at a rate of 7.60%.

  As of June 30, 1997 your Fund's net assets, on an economic basis, were invested as follows:

             Foreign stocks          90.6%
             Foreign currency bond    1.3
             Cash and equivalents     8.1
                                    -----
                                    100.0%
                                    =====

  About 45% of the foreign stock portfolio was invested in developed countries in continental Europe and 25% in Japan. Other relatively large investments were in Latin America (8%), New Zealand (7%) and Canada (5%).

  In Europe, equity markets have moved up over the past few months which has reduced investment opportunities. Of late, we have been doing more work on Japanese securities, which have been in a seven-year bear market. We shall continue to look there, as well as elsewhere, for specific securities that appear to provide long-term value.

                                          Sincerely yours,

                                          /s/ Jean-Marie Eveillard

                                          Jean-Marie Eveillard
                                          President
August 13, 1997

                         SoGen Overseas Variable Fund

                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

  From commencement of operations on February 3, 1997 through June 30, 1997, most European stocks rose sharply as an improving economic outlook in major economies, low inflation, declining interest rates and a stronger dollar provided substantial support for equity markets. Although political developments and uncertainties related to the implementation of the European economic and monetary union dampened performance early in the period, equities recovered and rose sharply over the past few weeks.

  Japanese stocks displayed a fair amount of volatility throughout the period as the strength of the economy and the health of the banking sector remained areas of concern. In Hong Kong, equities reached all time highs, ahead of the territory's historic return to Chinese rule on July 1, 1997. Meanwhile, New Zealand stocks were steady performers throughout the period. Latin American markets registered strong gains through the end of June. Canadian stocks experienced a significant set back early in the period when the Bre-X scandal unfolded but recovered to close higher by the end of the period.

  Currency markets were characterized by a sharp rise in the value of the U.S. dollar against major European currencies. On the other hand, the U.S. dollar ended little changed against the Japanese Yen. Yet the strength of the dollar only had a slightly negative impact on the value of the Fund's assets, since foreign currency exposure was partially hedged through June 1997.

                             SUMMARY OF FUND DATA

  The table below covers the period from August 28, 1996 to June 30, 1997.

                                                                            NET ASSET
                                                                            VALUE OF
                                                                           INVESTMENT
                                                                              WITH
                                                                            DIVIDENDS
                                                               INVESTMENT      AND
                   NUMBER              NET ASSET CAPITAL GAINS   INCOME   DISTRIBUTIONS
                  OF SHARES  TOTAL NET   VALUE   DISTRIBUTIONS DIVIDENDS   REINVESTED
                 OUTSTANDING  ASSETS   PER SHARE   PER SHARE   PER SHARE  (CUMULATIVE)*
                 ----------- --------- --------- ------------- ---------- -------------
August 28, 1996
 (inception)       10,000    $100,000   $10.00         --          --        $10.00
June 30, 1997+     73,037     785,901    10.76         --          --         10.76

----------------
 * The calculation is based on an assumed investment in one share with income dividends and capital gains distributions reinvested in additional shares. (No adjustment has been made for any income taxes payable by shareholders on such dividends and distributions.)
 + Unaudited.

                          SoGen Overseas Variable Fund

                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 1997
                                  (UNAUDITED)

  NUMBER                                                        COST    VALUE
 OF SHARES                                                    (NOTE 1) (NOTE 1)
 ---------                                                    -------- --------

           COMMON AND PREFERRED STOCKS
           UNITED KINGDOM (6.29%)
    3,000  Antofagasta Holdings plc (15)...................   $ 19,761 $ 22,881
    7,000  Lonrho plc (15).................................     16,245   14,847
    3,000  Royal Doulton plc (8)...........................     13,147   11,703
                                                              -------- --------
                                                                49,153   49,431
                                                              -------- --------
           SWEDEN (1.27%)
      400  Tidnings AB Marieberg (11)......................     11,272    9,953
                                                              -------- --------
           NETHERLANDS (3.46%)
      500  Apothekers Cooperatie OPG U.A. (10).............     15,825   17,203
      728  German City Estates NV (13).....................      9,882    9,982
                                                              -------- --------
                                                                25,707   27,185
                                                              -------- --------
           BELGIUM (2.79%)
      100  Deceuninck Plastics Industries SA (4)...........     19,368   21,911
                                                              -------- --------
           GERMANY (5.30%)
       45  Buderus AG (5)..................................     20,785   24,989
      200  Hornbach Holding AG Pfd. (9)....................     13,872   16,694
                                                              -------- --------
                                                                34,657   41,683
                                                              -------- --------
           FRANCE (13.06%)
      250  Emin Leydier (2)................................     17,103   17,568
      125  Legrand ADP (5).................................     14,633   15,679
       70  Europe 1 Communication (11).....................     15,786   14,356
       50  Taittinger C.I. (8).............................     12,294   13,837
       50  Sagem ADP (7)...................................     14,493   13,666
       10  Societe Immobiliere Marseillaise (14)...........     15,535   13,360
       50  Compagnie Generale d'Industrie et de
            Participations (14)............................     14,015   14,211
                                                              -------- --------
                                                               103,859  102,677
                                                              -------- --------
           SWITZERLAND (9.36%)
       70  Sika Finanz AG Bearer (4).......................     17,603   21,966
       35  Kuhne & Nagel International AG Bearer (6).......     19,714   21,583
       50  Societe Generale d'Affichage D.R.C. (11)........     19,463   18,157
       50  Edipresse SA Bearer (11)........................     11,082   11,819
                                                              -------- --------
                                                                67,862   73,525
                                                              -------- --------
           AUSTRIA (2.52%)
      200  VAE AG (6)......................................     19,636   19,782
                                                              -------- --------
           ITALY (3.02%)
    3,000  Industrias Macchine Automatiche SpA (5).........     11,060   12,198
    2,000  Arnoldo Mondadori Editore SpA (11)..............     11,937   11,573
                                                              -------- --------
                                                                22,997   23,771
                                                              -------- --------
           JAPAN (23.77%)
    2,000  The Tokio Marine & Fire Insurance Co., Ltd.
            (12)...........................................     19,936   26,201
    3,000  The Nichido Fire & Marine Insurance Co., Ltd.
            (12)...........................................     15,858   21,904
    1,000  Shimano Inc. (8)................................     16,647   20,961
      500  Fuji Photo Film Co., Ltd. (8)...................     16,575   20,187
    3,000  The Dai-Tokyo Fire & Marine Insurance Co., Ltd.
            (12)...........................................     13,311   17,397
      100  Toho Co., Ltd. (11).............................     12,324   16,507
    1,000  Shiseido Company, Ltd. (8)......................     11,476   16,506
    2,000  Aida Engineering, Ltd. (5)......................     12,790   13,135
    4,000  Iino Kaiun Kaisha, Ltd. (a)(6)..................     10,206   12,262
    1,000  Shoei Co., Ltd. (14)............................     10,258   11,878
    1,000  Sotoh Co., Ltd. (8).............................     10,021    9,869
                                                              -------- --------
                                                               149,402  186,807
                                                              -------- --------

                          SoGen Overseas Variable Fund

                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 1997
                                  (UNAUDITED)

   NUMBER                                                    COST     VALUE
 OF SHARES                                                 (NOTE 1)  (NOTE 1)
 ----------                                                --------  --------

            COMMON AND PREFERRED STOCKS (continued)
            HONG KONG (4.35%)
     50,891 CDL Hotels International Limited (13).......     26,637    20,693
     12,000 Shaw Brothers (Hong Kong) Limited (11)......     13,680    13,476
                                                           --------  --------
                                                             40,317    34,169
                                                           --------  --------
            AUSTRALIA AND NEW ZEALAND (6.00%)
      7,000 Carter Holt Harvey Limited (2)..............     15,933    18,150
      3,000 Independent Press Communications Limited 5%
             Conv. Pfd. (11)............................     16,443    17,048
     20,000 Tasman Agriculture Limited (3)..............     10,358    11,978
                                                           --------  --------
                                                             42,734    47,176
                                                           --------  --------
            CANADA (4.84%)
        700 Noranda, Inc. (15)..........................     16,989    15,080
        500 Canadian Pacific Limited (15)...............     13,155    14,219
        200 Canadian National Railway Company (6).......      7,563     8,750
                                                           --------  --------
                                                             37,707    38,049
                                                           --------  --------
            MEXICO (3.04%)
      5,000 Industrias Penoles S.A. de C.V. (1).........     22,796    23,906
                                                           --------  --------
            MISCELLANEOUS (1.65%)
        300 Banco Latinoamericano de Exportaciones S.A.,
             Class "E' (BLADEX) (12)....................     15,081    12,938
                                                           --------  --------
            TOTAL COMMON AND PREFERRED STOCKS...........    662,548   712,963
                                                           --------  --------
 PRINCIPAL
   AMOUNT
 ----------

            NON U.S. DOLLAR CONVERTIBLE BOND (1.33%)
 CAD 15,000 InterTAN, Inc. 9% due 8/30/2000 (9).........     10,911    10,482
                                                           --------  --------
            TOTAL INVESTMENTS (92.05%)..................   $673,459*  723,445**
                                                           ========
            Other assets in excess of liabilities
             (7.95%)....................................               62,456
                                                                     --------
            Net assets (100.00%)........................             $785,901
                                                                     ========

--------
(a) Non-income producing security.
 * At June 30, 1997 cost is identical for both book and federal income tax purposes.
** Gross unrealized appreciation and depreciation of securities at June 30, 1997 were $71,030 and $21,044, respectively. (Net appreciation was $49,986.)

FOREIGN CURRENCY       INDUSTRY CLASSIFICATIONS
----------------       ------------------------
CAD--Canadian Dollar   (1) Metals and Minerals          (9) Distribution
                       (2) Paper and Forest Products   (10) Health Care
                       (3) Agriculture                 (11) Media
                       (4) Building Materials          (12) Financial Services
                       (5) Capital Goods               (13) Real Estate
                       (6) Transportation              (14) Holding Companies
                       (7) Electronics                 (15) Conglomerates
                       (8) Consumer Products

--------
See Notes to Financial Statements.

                          SoGen Overseas Variable Fund

                      STATEMENT OF ASSETS AND LIABILITIES
                                 JUNE 30, 1997
                                  (UNAUDITED)

ASSETS:
 Investments, at value (Note 1):
 Common and preferred stocks (identified cost, $662,548)............. $712,963
 Convertible bond (identified cost, $10,911).........................   10,482
 Cash................................................................   62,265
 Receivable for forward currency contracts held, at value (Notes 1
  and 6).............................................................    3,390
 Accrued interest and dividends receivable...........................    3,709
 Deferred organization costs (Note 1)................................   74,912
 Prepaid Expenses (Note 1)...........................................   23,472
                                                                      --------
    TOTAL ASSETS.....................................................  891,193
                                                                      --------
LIABILITIES:
 Payable for forward currency contracts held, at value (Notes 1 and
  6).................................................................    3,823
 Payable for Fund shares redeemed....................................      804
 Investment advisory fees payable (Note 2)...........................    1,885
 Distribution fees payable (Note 3)..................................      628
 Directors' fees payable (Note 2)....................................      264
 Organization and offering costs payable (Note 1)....................   72,854
 Accrued expenses and other liabilities (Note 1).....................   25,034
                                                                      --------
    TOTAL LIABILITIES................................................  105,292
                                                                      --------
NET ASSETS:
 Capital stock (par value, $0.001 per share).........................       73
 Capital surplus.....................................................  729,889
 Net unrealized appreciation (depreciation) on:
 Investments.........................................................   49,986
 Forward currency contracts..........................................     (433)
 Foreign currency related transactions...............................      (42)
 Undistributed net realized gains on investments.....................    2,329
 Undistributed net investment income.................................    4,099
                                                                      --------
    NET ASSETS (Note 1).............................................. $785,901
                                                                      ========
NET ASSET VALUE PER SHARE (NAV) (based on 73,037 shares outstanding;
 1,000,000,000 shares authorized) (Note 5)........................... $  10.76
                                                                      ========
MAXIMUM OFFERING PRICE PER SHARE..................................... $  10.76
                                                                      ========

--------
See Notes to Financial Statements.

                          SoGen Overseas Variable Fund

                            STATEMENT OF OPERATIONS
                     FOR THE SIX MONTHS ENDED JUNE 30, 1997
                                  (UNAUDITED)

INVESTMENT INCOME:
 Income:
 Interest.............................................................  $   360
 Dividends (net of $925 foreign taxes withheld).......................    8,465
                                                                        -------
  Total income from operations........................................    8,825
                                                                        -------
 Expenses:
 Investment advisory fees (Note 2)....................................    1,885
 Distribution fees (Note 3)...........................................      628
 Shareholder servicing agent fees.....................................      304
 Custodian fees.......................................................    2,872
 Registration and filing fees.........................................      102
 Printing.............................................................      143
 Audit fees...........................................................      526
 Directors' fees (Note 2).............................................      264
 Legal fees...........................................................      203
 Miscellaneous........................................................       41
                                                                        -------
  Total expenses from operations......................................    6,968
                                                                        -------
 Expense reduction due to earnings credits (Note 1)...................   (2,568)
                                                                        -------
  Net expenses from operations........................................    4,400
                                                                        -------
 Net investment income (Note 1).......................................    4,425
                                                                        -------
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND FOREIGN
 CURRENCY RELATED TRANSACTIONS (NOTES 1 AND 6):
 Net realized gain (loss) from:
 Investment transactions..............................................    2,329
 Foreign currency related transactions................................     (326)
                                                                        -------
                                                                          2,003
                                                                        -------
 Change in unrealized appreciation (depreciation) of:
 Investments..........................................................   49,986
 Foreign currency related transactions................................     (475)
                                                                        -------
                                                                         49,511
                                                                        -------
 Net gain on investments and foreign currency related transactions....   51,514
                                                                        -------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..................  $55,939
                                                                        =======

--------
See Notes to Financial Statements.

                          SoGen Overseas Variable Fund

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE SIX MONTHS ENDED JUNE 30, 1997
                                  (UNAUDITED)

OPERATIONS:
 Net investment income...............................................  $  4,425
 Net realized gain from investments and foreign currency related
  transactions.......................................................     2,003
 Increase in unrealized appreciation of investments and foreign
  currency related transactions......................................    49,511
                                                                       --------
 Net increase in assets resulting from operations....................    55,939
                                                                       --------
FUND SHARE TRANSACTIONS (NOTE 5):
 Net proceeds from shares sold.......................................   638,449
 Cost of shares redeemed.............................................    (8,487)
                                                                       --------
 Increase in net assets from Fund share transactions.................   629,962
                                                                       --------
  Net increase in net assets.........................................   685,901
NET ASSETS (NOTE 1):
 Beginning of period.................................................   100,000
                                                                       --------
 End of period (including undistributed net investment income of
  $4,099)............................................................  $785,901
                                                                       ========

--------
See Notes to Financial Statements.

                          SoGen Overseas Variable Fund

                         NOTES TO FINANCIAL STATEMENTS

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

  SoGen Variable Funds, Inc. (the "Company") is an open-end, diversified management investment company registered under the Investment Company Act of 1940, as amended. The Company consists of one portfolio, SoGen Overseas Variable Fund (the "Fund"). The following is a summary of significant accounting policies adhered to by the Fund.

  A) SECURITY VALUATION--Portfolio securities held in the Fund are valued based on market quotations where available. Short-term investments maturing in sixty days or less are valued at cost plus interest earned, which approximates value. Securities for which current market quotations are not readily available and any restricted securities are valued at fair value as determined in good faith by the Board of Directors.

  B) DEFERRED ORGANIZATION COSTS AND PREPAID EXPENSES--Costs incurred in connection with the organization of the Fund have been paid initially by Societe Generale Asset Management Corp. ("SGAM Corp."), investment adviser to the Fund. These costs are amortized on a straight-line basis over a sixty-month period from the date the Fund commences investment operations. Other expenses associated with the formation of the Fund have been paid initially by SGAM Corp. Such prepaid expenses are amortized over the period of benefit, not to exceed twelve months from the date the Fund commences operations.

  C) SECURITY TRANSACTIONS AND INCOME--Security transactions are accounted for on a trade date basis. The specific identification method is used in determining realized gains and losses from security transactions. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. In computing investment income, the Fund amortizes discounts on debt obligations; however, premiums are not amortized.

  D) EXPENSES--Earnings credits reduce custodian fees by the amount of interest earned on balances with such service provider.

  E) FOREIGN CURRENCY TRANSLATION--The market values of securities which are not traded in U.S. currency are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange rates at the end of the period. The costs of such securities are translated at exchange rates prevailing when acquired. Related dividends, interest and withholding taxes are accrued at the rates of exchange prevailing on the respective dates of such transactions.

  The net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period. The Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the equity securities. However, for federal income tax purposes the Fund does isolate the effect of changes in foreign exchange rates from the changes in market prices for realized gains and losses on debt obligations.

  F) FORWARD CURRENCY CONTRACTS--In connection with portfolio purchases and sales of securities denominated in foreign currencies, the Fund may enter into forward currency contracts. Additionally, the Fund may enter into such contracts to hedge certain other foreign currency denominated investments. These contracts are valued at current market, and the related realized and unrealized foreign exchange gains and losses are included in the statement of operations. In the event that counterparties fail to settle these currency contracts or the related foreign security trades, the Fund could be exposed to foreign currency fluctuations.

                          SoGen Overseas Variable Fund

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES (continued)

  G) U.S. INCOME TAXES--No provision has been made for U.S. federal income taxes since it is the intention of the Fund to distribute to shareholders all taxable net investment income and net realized gains on investments, if any, within the allowable time limit, and to comply with the provisions of the Internal Revenue Code for a regulated investment company. Such income dividends and capital gains distributions are declared and paid by the Fund on an annual basis.

  H) RECLASSIFICATION OF CAPITAL ACCOUNTS--On the statements of assets and liabilities, as a result of certain differences in the computation of net investment income and net realized capital gains under federal income tax rules and regulations versus generally accepted accounting principles, a reclassification has been made to decrease undistributed net investment income and increase undistributed net realized gains on investments in the amount of $326.

  I) USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2--INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PERSONS

  Under the terms of an investment advisory agreement dated August 16, 1996, the Fund pays SGAM Corp. a monthly advisory fee at an annual rate of 0.75% of the average daily net assets of the Fund. In return, SGAM Corp. provides the Fund with advisory services and pays certain Fund expenses, including salaries and office costs. For the six months ended June 30, 1997, the Fund's investment advisory fees paid or payable to SGAM Corp. were $1,885.

  For the period from February 3, 1997 to June 30, 1997, Societe Generale or its affiliates received $175 in broker's commissions for portfolio transactions executed on behalf of the Fund.

  Each director who is not an officer of the Company or an employee of SGAM Corp., Societe Generale Securities Corp. ("SGSC") or its corporate affiliates is paid an annual fee of $6,000 plus $1,000 for each meeting attended. For the six months ended June 30, 1997 such fees amounted to $264.

NOTE 3--DISTRIBUTION PLAN AND AGREEMENT

  The Company has entered into a Distribution Plan and Agreement (the "Plan") with SGSC, pursuant to the provisions of Rule 12b-1 under the Investment Company Act of 1940, whereby the Fund may pay quarterly, a distribution related fee to SGSC at an annual rate of up to 0.25% of the Fund's average daily net assets. The Agreement provides that SGSC will use amounts payable by the Fund under the Agreement, in their entirety for payments to insurance companies which are the issuers of variable contracts invested in shares of the Fund, in order to pay or reimburse such insurance companies for distribution and shareholder servicing-related expenses incurred or paid by such insurance companies. For the six months ended June 30, 1997, the distribution fees paid or payable to SGSC by the Fund were $628.

                          SoGen Overseas Variable Fund

NOTE 4--PURCHASES AND SALES OF SECURITIES

  During the six months ended June 30, 1997, the aggregate cost of purchases of investments and proceeds from sales of investments, excluding short-term securities, totaled $683,551 and $12,434, respectively.

NOTE 5--CAPITAL STOCK

  Transactions in shares of capital stock for the six months ended June 30, 1997 were as follows:

   Shares sold.................................... 63,849
   Shares redeemed................................   (812)
                                                   ------
   Net increase................................... 63,037
                                                   ======

NOTE 6--COMMITMENTS

  As of June 30, 1997, the Fund had entered into forward currency contracts, as summarized below, resulting in net unrealized depreciation of ($433).

PORTFOLIO HEDGES:

SETTLEMENT                                                              UNREALIZED      UNREALIZED
  DATES                                  U.S. $ TO BE U.S. $ VALUE AT APPRECIATION AT DEPRECIATION AT
 THROUGH          FOREIGN CURRENCY         RECEIVED    JUNE 30, 1997   JUNE 30, 1997   JUNE 30, 1997
----------        ----------------       ------------ --------------- --------------- ---------------
  1/08/98      71,000 Swiss Franc          $ 49,181      $ 49,106         $   75          $ --
  1/15/98      37,000 Deutsche Mark          22,187        21,422            765            --
  8/08/97     380,000 French Franc           67,318        64,823          2,495            --
  9/24/97   8,736,000 Japanese Yen           73,405        77,228           --             (3,823)
 10/03/97      15,000 New Zealand Dollar     10,289        10,234             55            --
                                           --------      --------         ------          -------
                                           $222,380      $222,813         $3,390          $(3,823)
                                           ========      ========         ======          =======

                          SoGen Overseas Variable Fund

                              FINANCIAL HIGHLIGHTS
                     FOR THE SIX MONTHS ENDED JUNE 30, 1997
                                  (UNAUDITED)

SELECTED PER SHARE DATA
Net asset value, beginning of period................................  $ 10.00
                                                                      -------
Income from investment operations:
 Net investment income..............................................     0.06
 Net realized and unrealized gains on investments...................     0.70
                                                                      -------
  Total from investment operations..................................     0.76
                                                                      -------
Net asset value, end of period......................................  $ 10.76
                                                                      =======
TOTAL RETURN........................................................    18.24%*
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000's)...................................  $   786
Ratio of operating expenses to average net assets...................     1.75%*+
Ratio of net investment income to average net assets................     1.76%*+
Portfolio turnover rate.............................................     3.00%
Average commission rate paid#.......................................  $0.0166

--------
 * Annualized.
 + The annualized ratios of operating expenses to average net assets and net investment income to average net assets for the period ended June 30, 1997 would have been 2.77% and 0.74%, respectively, without the effect of the earnings credits.
 # Average commission rate paid is expressed on a per share basis. Not all commissions are computed on a per share basis; therefore, commissions expressed as a percentage of transactions may be higher.
--------
See Notes to Financial Statements.

                         SoGen Overseas Variable Fund
                          1221 AVENUE OF THE AMERICAS
                              NEW YORK, NY 10020

DIRECTORS AND OFFICERS

DIRECTORS              Dominique Raillard
Philippe Collas        Nathan Snyder
Jean-Marie Eveillard
Fred J. Meyer

OFFICERS
Philippe Collas...........................................Chairman of the Board
Jean-Marie Eveillard..................................................President
Philip J. Bafundo.......................Vice President, Secretary and Treasurer
Ignatius Chithelen...............................................Vice President
Sean McKeown.....................................................Vice President
Edwin S. Olsen...................................................Vice President
Catherine A. Shaffer.............................................Vice President
Elizabeth Tobin..................................................Vice President
Charles de Vaulx.................................................Vice President
Lynn L. Chin...................Assistant Vice President and Assistant Treasurer
Richard M. Boyer.......................................Assistant Vice President
John L. DeVita.........................................Assistant Vice President
Carol Moreno................................................Assistant Secretary
Warren Chan.................................................Assistant Treasurer

INVESTMENT ADVISER                       UNDERWRITER
------------------                       -----------
Societe Generale Asset Management Corp.  Societe Generale Securities Corporation
1221 Avenue of the Americas              1221 Avenue of the Americas
New York, NY 10020                       New York, NY 10020

LEGAL COUNSEL                            INDEPENDENT AUDITORS
-------------                            --------------------
Dechert Price & Rhoads                   KPMG Peat Marwick LLP
30 Rockefeller Plaza                     345 Park Avenue
New York, NY 10112                       New York, NY 10154

DOMESTIC CUSTODIAN                       GLOBAL CUSTODIAN
------------------                       ----------------
Investors Fiduciary Trust Company        The Chase Manhattan Bank, N.A.
127 West 10th Street                     4 Chase MetroTech Center
Kansas City, MO 64105                    Brooklyn, NY 11245

SHAREHOLDER SERVICING AGENT
---------------------------
Investors Fiduciary Trust Company
127 West 10th Street
Kansas City, MO 64105

The financial information included herein is taken from the records of the Fund without examination by the Fund's independent auditors, who do not express an opinion thereon. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of SoGen Variable Funds, Inc.

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